Client Concenrations (Tables)	3 Months Ended	12 Months Ended
	Jan. 31, 2025	Oct. 31, 2024
Client Concenrations [Abstract]
Schedule of Accounts Receivable Concentrations by Customer	The table below summarizes the accounts receivable concentrations by customer as of January 31, 2025, and October 31, 2024:
Company	Accounts Receivable Concentration
	January 31 2025	October 31 2024
A	21%	21%
B	24%	23%
C	22%	20%
D	10%	27%
	77%	90%
The table below summarizes the accounts receivable concentrations by customer for the years ending October 31, 2024, 2023, and 2022:
	Accounts Receivable Concentration
Company	October 31, 2024	October 31, 2023	October 31, 2022
A	27%	12%	0%
B	23%	23%	2%
C	21%	34%	31%
D	20%	0%	0%
E	0%	13%	32%
	90%	82%	66%